Fair Value Measurements (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	May 31, 2012
Liabilities:
Fair value of long-term debt	$ 6,090.4	$ 5,978.4
Carrying value of long-term debt	5,966.4	5,827.8
Fair Value [Member]
Assets:
Total assets, Fair Value	269.7	454.8
Liabilities:
Total liabilities, Fair Value	54.7	76.4
Level 1 [Member]
Assets:
Total assets, Fair Value	94.4	303.1
Liabilities:
Total liabilities, Fair Value	0	0
Level 2 [Member]
Assets:
Total assets, Fair Value	175.2	151.5
Liabilities:
Total liabilities, Fair Value	54.7	76.4
Level 3 [Member]
Assets:
Total assets, Fair Value	0.1	0.2
Liabilities:
Total liabilities, Fair Value	0	0
Money market funds [Member] | Fair Value [Member]
Assets:
Total assets, Fair Value	93.1	303.1
Money market funds [Member] | Level 1 [Member]
Assets:
Total assets, Fair Value	93.1	303.1
Money market funds [Member] | Level 2 [Member]
Assets:
Total assets, Fair Value	0	0
Money market funds [Member] | Level 3 [Member]
Assets:
Total assets, Fair Value	0	0
Time deposit [Member] | Fair Value [Member]
Assets:
Total assets, Fair Value	31.5	36.3
Time deposit [Member] | Level 1 [Member]
Assets:
Total assets, Fair Value	0	0
Time deposit [Member] | Level 2 [Member]
Assets:
Total assets, Fair Value	31.5	36.3
Time deposit [Member] | Level 3 [Member]
Assets:
Total assets, Fair Value	0	0
Greek bonds [Member] | Fair Value [Member]
Assets:
Total assets, Fair Value	5.6	6.3
Greek bonds [Member] | Level 1 [Member]
Assets:
Total assets, Fair Value	0	0
Greek bonds [Member] | Level 2 [Member]
Assets:
Total assets, Fair Value	5.6	6.3
Greek bonds [Member] | Level 3 [Member]
Assets:
Total assets, Fair Value	0	0
Pension plan assets [Member] | Fair Value [Member]
Assets:
Total assets, Fair Value	137.6	108.7
Pension plan assets [Member] | Level 1 [Member]
Assets:
Total assets, Fair Value	0	0
Pension plan assets [Member] | Level 2 [Member]
Assets:
Total assets, Fair Value	137.6	108.7
Pension plan assets [Member] | Level 3 [Member]
Assets:
Total assets, Fair Value	0	0
Foreign currency exchange contracts [Member] | Fair Value [Member]
Assets:
Total assets, Fair Value	0.5	0.2
Foreign currency exchange contracts [Member] | Level 1 [Member]
Assets:
Total assets, Fair Value	0	0
Foreign currency exchange contracts [Member] | Level 2 [Member]
Assets:
Total assets, Fair Value	0.5	0.2
Foreign currency exchange contracts [Member] | Level 3 [Member]
Assets:
Total assets, Fair Value	0	0
Equity securities [Member] | Fair Value [Member]
Assets:
Total assets, Fair Value	1.4
Equity securities [Member] | Level 1 [Member]
Assets:
Total assets, Fair Value	1.3
Equity securities [Member] | Level 2 [Member]
Assets:
Total assets, Fair Value	0
Equity securities [Member] | Level 3 [Member]
Assets:
Total assets, Fair Value	0.1
Other [Member] | Fair Value [Member]
Assets:
Total assets, Fair Value		0.2
Other [Member] | Level 1 [Member]
Assets:
Total assets, Fair Value		0
Other [Member] | Level 2 [Member]
Assets:
Total assets, Fair Value		0
Other [Member] | Level 3 [Member]
Assets:
Total assets, Fair Value		0.2
Interest rate swaps [Member] | Fair Value [Member]
Liabilities:
Total liabilities, Fair Value	54.1	76.2
Interest rate swaps [Member] | Level 1 [Member]
Liabilities:
Total liabilities, Fair Value	0	0
Interest rate swaps [Member] | Level 2 [Member]
Liabilities:
Total liabilities, Fair Value	54.1	76.2
Interest rate swaps [Member] | Level 3 [Member]
Liabilities:
Total liabilities, Fair Value	0	0
Foreign currency exchange contracts [Member] | Fair Value [Member]
Liabilities:
Total liabilities, Fair Value	0.6	0.2
Foreign currency exchange contracts [Member] | Level 1 [Member]
Liabilities:
Total liabilities, Fair Value	0	0
Foreign currency exchange contracts [Member] | Level 2 [Member]
Liabilities:
Total liabilities, Fair Value	0.6	0.2
Foreign currency exchange contracts [Member] | Level 3 [Member]
Liabilities:
Total liabilities, Fair Value	$ 0	$ 0